CONSOLIDATED STATEMENTS OF EQUITY (USD $)	Common Share	Additional paid-in capital	Retained earnings - Statutory reserves	Retained earnings - Unrestricted	Accumulated other comprehensive income	Noncontrolling interest	Total
BALANCE at Jun. 30, 2011	$ 21,091	$ 3,442,083	$ 3,403,793	$ 98,004,993	$ 5,111,872	$ 8,663,200	$ 118,647,032
BALANCE (in shares) at Jun. 30, 2011	21,090,948
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for services	30	149,970					150,000
Shares issued for services (in shares)	30,424
Acquisition of noncontrolling interest						(4,331,600)	(4,331,600)
Net income				12,494,557			12,494,557
Adjustment of statutory reserve			286,148	(242,418)			43,730
Foreign currency translation adjustment					2,502,100		2,502,100
BALANCE at Jun. 30, 2012	21,121	3,592,053	3,689,941	110,257,132	7,613,972	4,331,600	129,505,819
BALANCE (in shares) at Jun. 30, 2012	21,121,372						21,121,372
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				1,047,693			1,047,693
Foreign currency translation adjustment					2,289,251		2,289,251
BALANCE at Jun. 30, 2013	$ 21,121	$ 3,592,053	$ 3,689,941	$ 111,304,825	$ 9,903,223	$ 4,331,600	$ 132,842,763
BALANCE (in shares) at Jun. 30, 2013	21,121,372						21,121,372